Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities
Schedule of Major Subsidiaries Consolidated Vies and Vies Subsidiaries

As of December 31, 2024, the Company’s consolidated subsidiaries, the VIEs and subsidiaries of the VIEs are as follows:

	Place and	Percentage of
	year of	direct or indirect
	Incorporation/	economic ownership
Major Subsidiaries	acquisition	%	Principal activities
Lizhi Inc. (“Lizhi BVI”)	British Virgin Islands, Y2010	100	Investment holding
Lizhi Holding Limited (“Lizhi HK”)	Hong Kong, China Y2010	100	Investment holding
Beijing Hongyiyichuang Information Technology Co., Ltd. (“Hongyi Technology”)	Beijing, China Y2011	100	Technical support and consulting services, advertising service
Tiya Inc. (“Tiya Cayman”)	Cayman Islands, Y2019	100	Investment holding
VOCAL BEATS Inc. (“Vocal Beats”)	British Virgin Islands, Y2019	68.5	Investment holding
TIYA INC. (“Tiya BVI”)	British Virgin Islands, Y2019	100	Investment holding
Tiya Holding Limited (“Tiya HK”)	Hong Kong, China, Y2019	100	Investment holding
TIYA PTE. LTD.	Singapore, Y2019	100	Social Networking and others
NASHOR PTE. LTD.	Singapore, Y2019	68.5	Social Networking and others
BUZ TECHNOLOGY PTE. LTD.	Singapore, Y2021	68.5	Social Networking and others
VOPI PTE. LTD.	Singapore, Y2021	68.5	Social Networking and others
Vocalbeats CO., LTD. (Formerly known as TIYA CO., LTD.)	Japan, Y2022	68.5	Social Networking and others
FUNAGE FZ-LLC	UAE, Y2022	68.5	Social Networking and others
SONICO SDN. BHD.	Malaysia, Y2022	68.5	Technical support and consulting services
Guangzhou Tiya Information Technology Co., Ltd. (“Guangzhou Tiya”)	Guangzhou, China, Y2019	100	Technical support and consulting services
Tiya Inc. (“Tiya USA”)	USA, Y2020	100	Social Networking and others
Guangzhou QingYin Information Technology Co., Ltd. (“Guangzhou QingYin”)	Guangzhou, China, Y2022	100	Technical support and consulting services
Guangzhou Yuyin Information Technology Co., Ltd.	Guangzhou, China, Y2022	68.5	Technical support and consulting services
Guangzhou Yuechuang Information Technology Co., Ltd.	Guangzhou, China, Y2022	100	Technical support and consulting services

	Place and	Percentage of
	year of	direct or indirect
	incorporation/	economic ownership
Major VIEs	acquisition	%	Principal activities
Guangzhou Lizhi Network Technology Co., Ltd. (“Guangzhou Lizhi”)	Guangzhou, China Y2007	100	Audio entertainment and podcast business
Guangzhou Huanliao Network Technology Co., Ltd. (“Guangzhou Huanliao”)	Guangzhou, China Y2016	100	Audio entertainment business and others

	Place and	Percentage of
	year of	direct or indirect
	incorporation	economic ownership
Major subsidiaries of VIEs	acquisition	%	Principal activities
Wuhan Lizhi Network Technology Co., Ltd.	Wuhan, China Y2017	100	Audio entertainment business and others
Wuhan Yuyinliaorao Network Technology Co., Ltd.	Wuhan, China Y2019	100	Audio entertainment business and others
Guangzhou Qianyue Media Co., Ltd.	Guangzhou, China Y2023	100	Audio entertainment business and others
Beijing Guoyin Network Technology Co., Ltd.	Beijing, China Y2020	100	Technical support and consulting services
Hainan Kuangyin Network Technology Co., Ltd.	Hainan, China Y2021	100	Technical support and consulting services

Schedule of Variable Interest Entities

The following combined financial information of the VIEs as of December 31, 2023 and 2024 and for the years ended December 31, 2022, 2023 and 2024 was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,	As of December 31,
	2023	2024
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	168,694	187,693
Restricted cash	—	1,733
Accounts receivable, net	922	482
Prepayments and other current assets	19,261	18,006
Amount due from the subsidiaries of the Group	36,484	67,916
Total current assets	225,361	275,830
Non-current assets:
Property, equipment and leasehold improvement, net	10,726	6,996
Intangible assets, net	1,314	1,049
Right-of-use assets, net	885	623
Total non-current assets	12,925	8,668
TOTAL ASSETS	238,286	284,498
Current liabilities:
Accounts payable	40,066	38,185
Deferred revenue	25,389	29,318
Salary and welfare payable	113,320	104,247
Taxes payable	2,784	5,002
Lease liabilities due within one year	632	235
Accrued expenses and other current liabilities	32,352	70,722
Amount due to the subsidiaries of the Group	394,482	463,809
Total current liabilities	609,025	711,518
Non-current liabilities:
Lease liabilities	255	385
Total non-current liabilities	255	385
TOTAL LIABILITIES	609,280	711,903

	For the year ended
	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues	2,155,620	2,069,491	2,026,664
Net income/(loss)	106,188	(23,554)	(56,416)

	For the year ended
	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash generated from/(used in) operating activities	147,067	(25,170)	(15,009)
Net cash (used in)/generated from investing activities	(5,576)	(2,181)	(699)
Net cash (used in)/generated from financing activities	(33,960)	(106,058)	36,440
Net increase/(decrease) in cash, cash equivalents and restricted cash	107,531	(133,409)	20,732